Filed Pursuant to Rule 497(e)
1933 Act File No. 333-117063
1940 Act File No. 811-21597

PRIMECAP Odyssey Stock Fund (POSKX)
PRIMECAP Odyssey Growth Fund (POGRX)

SUPPLEMENT DATED DECEMBER 17, 2013 TO THE
PROSPECTUS DATED FEBRUARY 28, 2013

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective January 1, 2014, Mitchell J. Milias will relinquish his portfolio management responsibilities for the PRIMECAP Odyssey Stock Fund and the PRIMECAP Odyssey Growth Fund (together the “Funds”).  The portions of the Funds now managed by Mr. Milias will be assumed by the Funds’ co-managers, Joel P. Fried, Theo A. Kolokotrones, Alfred W. Mordecai, and M. Mohsin Ansari.  A portion will also be allocated to analysts in PRIMECAP Management Company’s research department.

*           *           *           *           *

Please retain this supplement for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-117063
1940 Act File No. 811-21597

PRIMECAP Odyssey Stock Fund (POSKX)
PRIMECAP Odyssey Growth Fund (POGRX)

SUPPLEMENT DATED DECEMBER 17, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2013

This supplement provides new and additional information that affects information contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Effective January 1, 2014, Mitchell J. Milias will relinquish his portfolio management responsibilities for the PRIMECAP Odyssey Stock Fund and the PRIMECAP Odyssey Growth Fund (together the “Funds”).  The portions of the Funds now managed by Mr. Milias will be assumed by the Funds’ co-managers, Joel P. Fried, Theo A. Kolokotrones, Alfred W. Mordecai, and M. Mohsin Ansari.  A portion will also be allocated to analysts in PRIMECAP Management Company’s research department.

*           *           *           *           *

Please retain this supplement for future reference.